Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Capital Corp., 4.70%, 10/27/19	$434	$436,079
Boeing Co. (The), 4.88%, 02/15/20	478	484,238
Lockheed Martin Corp., 4.25%, 11/15/19	159	159,806
Northrop Grumman Corp., 5.05%, 08/01/19	132	132,000
Raytheon Co., 4.40%, 02/15/20(a)	536	541,199
United Technologies Corp., 1.50%, 11/01/19	335	334,213

		2,087,535

Agriculture — 3.7%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	625	625,563
9.25%, 08/06/19	400	400,288
Philip Morris International Inc.
2.00%, 02/21/20	1,650	1,645,660
4.50%, 03/26/20	552	559,320

		3,230,831

Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/06/19 (Call 10/06/19)	125	125,043

Auto Manufacturers — 4.3%
American Honda Finance Corp.
2.00%, 02/14/20	425	424,231
2.25%, 08/15/19	700	699,972
Series A, 2.15%, 03/13/20	345	344,455
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	197,570
2.60%, 11/04/19	250	249,867
8.13%, 01/15/20	198	202,673
General Motors Financial Co. Inc., 3.15%, 01/15/20 (Call 12/15/19)	285	285,470
PACCAR Financial Corp.
1.95%, 02/27/20(a)	500	498,880
2.20%, 09/15/19	25	24,987
Toyota Motor Credit Corp., 2.15%, 03/12/20	865	864,291

		3,792,396

Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19(a)	300	303,603
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	198	200,142
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	200	199,656
PepsiCo Inc., 4.50%, 01/15/20	1,778	1,795,567

		2,498,968

Biotechnology — 1.8%
Gilead Sciences Inc.
1.85%, 09/20/19	750	749,422
2.35%, 02/01/20	859	858,330

		1,607,752

Building Materials — 0.3%
Johnson Controls International PLC, 5.00%, 03/30/20	250	253,860

Chemicals — 0.9%
Air Products & Chemicals Inc., 4.38%, 08/21/19(a)	184	184,197
Ecolab Inc., 2.25%, 01/12/20	250	249,773
Nutrien Ltd., 4.88%, 03/30/20	100	101,460
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	250	249,832

		785,262

Security	Par (000)	Value

Computers — 3.7%
Apple Inc.
1.10%, 08/02/19(a)	$800	$800,000
1.55%, 02/07/20(a)	600	597,834
1.90%, 02/07/20	250	249,502
International Business Machines Corp.
1.90%, 01/27/20	800	798,504
8.38%, 11/01/19	600	608,646
NetApp Inc., 2.00%, 09/27/19	250	249,700

		3,304,186

Cosmetics & Personal Care — 1.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	249,333
Procter & Gamble Co. (The), 1.75%, 10/25/19	1,000	998,500

		1,247,833

Electric — 4.2%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)(a)	320	320,003
Dominion Energy Inc., Series B, 1.60%, 08/15/19(a)	175	174,911
DTE Energy Co., 2.40%, 12/01/19 (Call 11/01/19)(a)	225	224,797
Duke Energy Corp., 5.05%, 09/15/19	197	197,544
Eversource Energy, 4.50%, 11/15/19	119	119,637
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	200	200,338
5.20%, 10/01/19	125	125,464
Georgia Power Co.
2.00%, 03/30/20	100	99,671
4.25%, 12/01/19	231	232,183
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	695	693,992
2.30%, 11/15/19 (Call 10/15/19)	247	246,622
NextEra Energy Capital Holdings Inc., 2.40%, 09/15/19 (Call 09/03/19)	200	199,846
Progress Energy Inc., 4.88%, 12/01/19	100	100,731
Public Service Enterprise Group Inc., 1.60%, 11/15/19	200	199,434
Sempra Energy
2.40%, 02/01/20	45	44,942
2.40%, 03/15/20 (Call 02/15/20)	344	343,587
Southern Power Co., Series D, 1.95%, 12/15/19	100	99,805
TECO Finance Inc., 5.15%, 03/15/20	75	76,175

		3,699,682

Electrical Components & Equipment — 0.5%
Emerson Electric Co., 4.88%, 10/15/19	450	452,151

Electronics — 2.6%
Honeywell International Inc.
1.40%, 10/30/19	945	942,864
1.80%, 10/30/19	1,150	1,148,701
Keysight Technologies Inc., 3.30%, 10/30/19 (Call 09/30/19)	250	250,080

		2,341,645

Environmental Control — 0.4%
Republic Services Inc.
5.00%, 03/01/20	75	76,024
5.50%, 09/15/19	309	310,069

		386,093

Food — 1.3%
General Mills Inc., 2.20%, 10/21/19	99	98,939
JM Smucker Co. (The), 2.50%, 03/15/20	200	199,958
Kellogg Co., 4.15%, 11/15/19	54	54,239
Kraft Heinz Foods Co., 5.38%, 02/10/20	209	211,895

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
1.50%, 09/30/19	$100	$99,831
6.15%, 01/15/20	250	253,942
Tyson Foods Inc., 2.65%, 08/15/19	189	189,007

		1,107,811

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	80	79,874

Health Care – Products — 0.4%
Life Technologies Corp., 6.00%, 03/01/20	134	136,545
Stryker Corp., 4.38%, 01/15/20	150	151,191
Zimmer Biomet Holdings Inc., 4.63%, 11/30/19	99	99,543

		387,279

Health Care – Services — 0.2%
Laboratory Corp. of America Holdings, 2.63%, 02/01/20(a)	100	100,064
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	50	49,986

		150,050

Home Builders — 0.3%
DR Horton Inc., 4.00%, 02/15/20	250	251,465

Internet — 4.0%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	2,179	2,178,956
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)(a)	1,100	1,100,660
eBay Inc., 2.20%, 08/01/19(a)	250	250,000

		3,529,616

Machinery — 3.7%
Caterpillar Financial Services Corp.
2.00%, 03/05/20(a)	247	246,666
2.10%, 01/10/20(a)	250	249,827
2.25%, 12/01/19	500	499,855
John Deere Capital Corp.
1.25%, 10/09/19	575	573,833
1.70%, 01/15/20	1,000	997,220
2.05%, 03/10/20	297	296,602
2.30%, 09/16/19	60	59,995
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)(a)	384	382,875

		3,306,873

Manufacturing — 1.1%
General Electric Co.
2.10%, 12/11/19	235	234,464
2.20%, 01/09/20 (Call 12/09/19)	247	246,605
5.50%, 01/08/20	150	151,837
6.00%, 08/07/19	320	320,125

		953,031

Media — 2.4%
Comcast Corp., 5.15%, 03/01/20	1,850	1,879,618
TWDC Enterprises 18 Corp., 1.95%, 03/04/20	275	274,530

		2,154,148

Mining — 0.1%
Newmont Goldcorp Corp., 5.13%, 10/01/19	94	94,361

Oil & Gas — 8.1%
BP Capital Markets PLC
2.32%, 02/13/20(a)	692	691,751
2.52%, 01/15/20	735	735,448
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	1,241	1,238,630
2.19%, 11/15/19 (Call 10/15/19)(a)	453	452,918

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	$1,663	$1,660,589
Husky Energy Inc., 7.25%, 12/15/19	94	95,555
Pioneer Natural Resources Co., 7.50%, 01/15/20	98	100,172
Shell International Finance BV
4.30%, 09/22/19	824	826,142
4.38%, 03/25/20	1,325	1,342,834

		7,144,039

Packaging & Containers — 0.1%
Bemis Co. Inc., 6.80%, 08/01/19(a)(b)	41	41,000

Pharmaceuticals — 6.7%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	600	601,416
AstraZeneca PLC, 1.95%, 09/18/19	265	264,629
Cardinal Health Inc., 2.40%, 11/15/19	98	97,927
CVS Health Corp.
2.25%, 08/12/19	100	99,988
3.13%, 03/09/20(a)	450	452,034
Johnson & Johnson, 1.88%, 12/05/19	607	606,114
Mead Johnson Nutrition Co., 4.90%, 11/01/19	804	808,486
Merck & Co. Inc., 1.85%, 02/10/20(a)	1,150	1,147,643
Novartis Capital Corp., 1.80%, 02/14/20(a)	925	922,947
Pfizer Inc., 1.70%, 12/15/19	400	399,076
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	557	556,482

		5,956,742

Pipelines — 2.4%
Enbridge Energy Partners LP, 5.20%, 03/15/20	94	95,466
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	124	123,985
5.25%, 01/31/20	100	101,346
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	347	354,582
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	210	210,227
ONEOK Partners LP, 3.80%, 03/15/20 (Call 02/15/20)	200	201,220
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	49	48,966
TransCanada PipeLines Ltd., 2.13%, 11/15/19	300	299,565
Williams Companies Inc. (The), 5.25%, 03/15/20	676	687,026

		2,122,383

Retail — 2.7%
AutoNation Inc., 5.50%, 02/01/20	82	83,050
Costco Wholesale Corp.
1.70%, 12/15/19	1,146	1,142,768
1.75%, 02/15/20	150	149,512
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	323	323,036
Walmart Inc., 1.75%, 10/09/19	650	649,246

		2,347,612

Semiconductors — 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	650	649,083
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	110	110,187
Texas Instruments Inc., 1.65%, 08/03/19	545	545,000

		1,304,270

Software — 4.9%
Adobe Inc., 4.75%, 02/01/20	978	989,501

Microsoft Corp.
1.10%, 08/08/19(a)	655	654,850
1.85%, 02/12/20 (Call 01/12/20)	1,343	1,340,757
Oracle Corp., 2.25%, 10/08/19	1,384	1,383,626

		4,368,734

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications — 3.4%
America Movil SAB de CV, 5.00%, 03/30/20	$562	$571,065
Cisco Systems Inc.
1.40%, 09/20/19	685	684,192
4.45%, 01/15/20	1,521	1,535,875
Orange SA, 1.63%, 11/03/19	250	249,388

		3,040,520

Transportation — 0.9%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	502	503,797
Canadian National Railway Co., 2.40%, 02/03/20	250	249,998
Ryder System Inc., 2.45%, 09/03/19 (Call 08/03/19)	68	67,981

		821,776

Total Corporate Bonds & Notes — 73.4% (Cost: $65,023,456)		64,974,821

Short-Term Investments

Money Market Funds — 29.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	3,489	3,491,132

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	22,915	$22,915,000

		26,406,132

Total Short-Term Investments — 29.8% (Cost: $26,404,701)		26,406,132

Total Investments in Securities — 103.2% (Cost: $91,428,157)		91,380,953

Other Assets, Less Liabilities — (3.2)%		(2,871,359)

Net Assets — 100.0%		$88,509,594

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	6,523	(3,034)	3,489	$3,491,132	$11,039	(a)	$257	$856
BlackRock Cash Funds: Treasury, SL Agency Shares	1,644	21,271	22,915	22,915,000	132,227		—	—

				$26,406,132	$143,266		$257	$856

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$64,974,821	$—	$64,974,821
Money Market Funds	26,406,132	—	—	26,406,132

	$26,406,132	$64,974,821	$—	$91,380,953

3